PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive loss) (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation, net of tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation, net of tax		¥ 0	¥ 0	¥ 0